As filed with the SEC on June 30, 2005

Registration No. 33-42376

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No.

Post-Effective Amendment No. [18] [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940 [ ]

Amendment No. [ 19 ]

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(name of depositor)

One World Financial Center

New York, New York 10281

(Address of depositor's principal executive offices)

Depositor's telephone number: 1-800-544-8888

____________________________________________

CLARE S. RICHER

President

Empire Fidelity Investments Life Insurance Company

One World Financial Center

New York, New York 10281

(Name and address of agent for service)

_________________________________________

Copy to:

MICHAEL BERENSON

MORGAN LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue N.W.

Washington, D.C. 20004

_________________________________________

Individual Variable Annuity Contracts: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 2004 was filed March 31, 2005.

It is proposed that this filing will become effective (check appropriate space):

immediately upon filing pursuant to paragraph (b) of rule 485

X on July 1, 2005, pursuant to paragraph (b) (1) (v) of rule 485

60 days after filing pursuant to paragraph (a) (1) of rule 485 on , pursuant to paragraph (a) (1) of rule 485

75 days after filing pursuant to paragraph (a) (2) of rule 485 on , pursuant to paragraph (a) (2) of rule 485

Page _ of _

Exhibit Index Appears on Page __

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of forty-four variable Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

Some of the variable Subaccounts invest in the portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages all of the Fidelity Funds, except for the Fidelity VIP Index 500 Portfolio, which is managed by Geode Capital Management, LLC. Other variable Subaccounts invest in the portfolios of other portfolios managed by Morgan Stanley Asset Management ("Morgan Stanley") and Credit Suisse Asset Management, LLC for the Credit Suisse Trust Portfolios ("Credit Suisse"), ("Other Funds"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated July 1, 2005. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the current prospectuses for all the Investment Options available in the Contract.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: July 1, 2005

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payments	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose A Short-Term Redemption Fee	<Click Here>
Death Benefit	<Click Here>
Required Distributions Upon Death	<Click Here>
Annuity Date	<Click Here>
Selection of Annuity Income Options	<Click Here>
Fixed, Variable, or Combination Annuity Income Options	<Click Here>
Types of Annuity Income Options	<Click Here>
Reports to Owners	<Click Here>
The Guaranteed Account	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Automatic Deduction Plan	<Click Here>
Availability of Unisex	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Postponement of Payment	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis; or

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

Your may direct your money to one or more of the forty-four Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in the "The Funds" below. The Funds are managed by Fidelity Management & Research Company ("FMR"), Grode Capital Management, LLC ("Geode") Morgan Stanley Asset Management ("Morgan Stanley"), and Credit Suisse Asset Management, LLC ("Credit Suisse"). Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment and varies daily in price.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our General Account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page <Click Here>.

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Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page <Click Here>. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page <Click Here>. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page <Click Here>.

Charges

We assess the following charges:

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Federal Income Taxes.

(6) Exchange Charge.

(7) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(8) Other Taxes.

For further information on the charges described above, see Charges on page <Click Here>.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page <Click Here>.

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Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$ 15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	Same as current
Daily Administrative Charge	0.05%	Same as current
Total Separate Account Annual Expenses	0.80%	Same as current

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.42%

Some Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Industries Portfolio, Fidelity VIP Cyclical Industries Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Natural Resources Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, and Fidelity VIP Telecommunications & Utilities Growth Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 346	$ 1,053	$ 1,784	$ 3,712

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 326	$ 995	$ 1,688	$ 3,531

Facts about Empire Fidelity Investments Life,
the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently forty-four Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
VIP International Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Freedom Income	Seeks high total return with a secondary objective of principal preservation	Fidelity Management & Research Company
VIP Freedom 2005	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company
VIP Freedom 2010	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company
VIP Freedom 2015	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company
VIP Freedom 2020	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company
VIP Freedom 2025	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company
VIP Freedom 2030	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company
VIP Aggressive Growth	Seeks capital appreciation	Fidelity Management & Research Company
VIP Growth Stock	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Leaders	Seeks capital appreciation	Fidelity Management & Research Company
VIP Money Market	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Overseas	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
VIP Strategic Income	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
VIP Real Estate	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500®	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation	Fidelity Management & Research Company
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Investment Grade Bond	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP Index 500

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®, while keeping transaction costs and other expenses low

Geode Capital Management, LLC
VIP Asset Manager: Growth®	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Growth & Income	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth	Fidelity Management & Research Company
VIP Mid Cap	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Consumer Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Cyclical Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care	Seeks capital appreciation	Fidelity Management & Research Company
VIP Natural Resources	Seeks capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications & Utilities Growth	Seeks capital appreciation	Fidelity Management & Research Company
MORGAN STANLEY
Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Asset Management
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Asset Management
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Asset Management
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Asset Management
CREDIT SUISSE
International Focus	Seeks long-term capital appreciation by investing in equity securities of issuers from at least three foreign countries	Credit Suisse Asset Management, LLC
Global Small Cap*	Seeks long-term growth of capital by investing in equity securities of small companies from at least three countries, including the U.S.	Credit Suisse Asset Management, LLC
Small Cap Growth	Seeks capital growth by investing in equity securities of small U.S. growth companies	Credit Suisse Asset Management, LLC

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

* Formerly known as Global Post-Venture Capital.

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Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page <Click Here>.
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. See Tax Considerations on page <Click Here>. The smallest such payment we will accept is generally $2,500.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). To make an additional Purchase Payment of more than $100,000 from another Fidelity Account you must do so in writing. Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

We will credit net purchase payments allocated to the variable Subaccounts to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page <Click Here>. We will credit net purchase payments allocated to the Guaranteed Account to your Contract as of the date the payment is received at our Annuity Service Center. See The Guaranteed Account on page <Click Here>.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

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INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. If you elect to invest in a particular investment option, you must allocate at least 5% of your purchase payment to that option. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not allocate more than 25% of any Purchase Payment to the Guaranteed Account and you may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive exchange activity can disrupt the portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

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Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all Fidelity Funds. Further, Contract Owners who have engaged in frequent trading in other Fidelity Funds - or in Other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures. EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of complex-wide block by the Fidelity Funds.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

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(2) Transactions of $1,000 or less will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any Purchase Payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following a transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2006, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page <Click Here>.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page <Click Here>.

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WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page <Click Here>. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page <Click Here>.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

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Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page <Click Here>. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

6. Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

7. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page <Click Here>.

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CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Nine Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by EFILI, and are part of the Fund's assets. The nine Portfolios that impose this fee are: Fidelity VIP Consumer Industries Portfolio, Fidelity VIP Cyclical Industries Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Natural Resources Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, and Fidelity VIP Telecommunications & Utilities Growth Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or (2) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner.

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If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page <Click Here>.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

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  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1. Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

  You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

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The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."
  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.
  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

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In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

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All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

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Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2. Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4. Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

5. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page <Click Here>. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds.

The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

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AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Portfolios. For more details about this fee, including a list of the Portfolios that impose it, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.

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  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

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Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Fidelity Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	19.21	19.29	3,698,367
2003	19.18	19.21	4,363,388
2002	19.01	19.18	6,516,221
2001	18.39	19.01	7,752,678
2000	17.44	18.39	6,407,471
1999	16.72	17.44	4,136,411
1998	15.98	16.72	3,614,051
1997	15.30	15.98	2,510,803
1996	14.66	15.30	3,144,313
1995	13.99	14.66	2,086,339

High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	25.76	28.01	874,466
2003	20.41	25.76	943,788
2002	19.89	20.41	875,338
2001	22.71	19.89	516,815
2000	29.53	22.71	546,640
1999	27.53	29.53	638,885
1998	29.00	27.53	854,157
1997	24.89	29.00	868,993
1996	22.05	24.89	820,013
1995	18.47	22.05	605,822

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Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	49.70	54.98	2,084,808
2003	38.44	49.70	2,066,220
2002	46.65	38.44	2,080,260
2001	49.49	46.65	2,469,234
2000	46.01	49.49	2,473,943
1999	43.62	46.01	3,107,272
1998	39.39	43.62	3,922,539
1997	31.05	39.39	4,666,312
1996	27.44	31.05	4,755,212
1995	20.52	27.44	4,481,146

Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	53.18	54.53	1,586,764
2003	40.35	53.18	1,886,270
2002	58.20	40.35	1,848,860
2001	71.24	58.20	2,251,331
2000	80.67	71.24	2,597,027
1999	59.17	80.67	2,559,285
1998	42.76	59.17	2,171,438
1997	34.97	42.76	2,229,721
1996	30.80	34.97	2,503,391
1995	22.98	30.80	2,004,576

Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	26.95	27.92	2,019,332
2003	25.82	26.95	2,428,368
2002	23.59	25.82	3,274,381
2001	21.92	23.59	2,700,700
2000	19.87	21.92	960,552
1999	20.24	19.87	854,243
1998	18.75	20.24	986,932
1997	17.36	18.75	442,121
1996	16.99	17.36	382,801
1995	14.63	16.99	358,773

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Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	29.97	31.35	1,979,586
2003	25.61	29.97	2,032,574
2002	28.28	25.61	2,107,097
2001	29.73	28.28	2,470,528
2000	31.19	29.73	2,617,181
1999	28.30	31.19	2,929,733
1998	24.80	28.30	3,305,949
1997	20.76	24.80	3,604,315
1996	18.29	20.76	3,900,514
1995	15.80	18.29	4,435,615

Index 500 Subaccount

Accumulation Unit Value at 2003 Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	29.12	31.95	2,529,910
2003	22.86	29.12	2,511,912
2002	29.64	22.86	2,454,902
2001	33.99	29.64	2,780,870
2000	37.78	33.99	2,962,199
1999	31.60	37.78	3,374,350
1998	24.83	31.60	3,273,507
1997	18.90	24.83	3,001,334
1996	15.54	18.90	1,887,371
1995	11.44	15.54	802,405

Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	19.57	20.58	818,748
2003	16.00	19.57	863,900
2002	19.09	16.00	923,298
2001	20.78	19.09	1,047,906
2000	23.93	20.78	1,211,816
1999	20.93	23.93	1,348,488
1998	17.95	20.93	1,483,958
1997	14.50	17.95	1,760,200
1996	12.20	14.50	1,163,007
1995*	10.00	12.20	396,158

* Period from 1/9/95 to 12/31/95

EVA7

Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	30.07	34.44	4,298,023
2003	23.60	30.07	4,155,065
2002	26.24	23.60	4,337,812
2001	30.14	26.24	4,850,095
2000	32.54	30.14	5,520,275
1999	26.40	32.54	6,109,331
1998	20.47	26.40	6,211,520
1997	16.66	20.47	6,419,636
1996	13.87	16.66	5,882,023
1995*	10.00	13.87	3,685,097

* Period from 1/9/95 to 12/31/95

Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	11.27	11.98	1,078,487
2003	8.75	11.27	1,094,087
2002	11.28	8.75	918,220
2001	13.29	11.28	1,030,600
2000	16.15	13.29	1,206,454
1999	15.62	16.15	1,944,990
1998	12.63	15.62	2,691,359
1997*	10.00	12.63	2,558,459

* Period from 1/27/97 to 12/31/97

Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	14.21	14.87	923,215
2003	12.17	14.21	923,908
2002	13.44	12.17	742,286
2001	13.77	13.44	696,812
2000	14.50	13.77	544,049
1999	13.98	14.50	618,139
1998	11.98	13.98	537,166
1997*	10.00	11.98	371,377

* Period from 1/27/97 to 12/31/97

Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	15.51	16.28	1,794,045
2003	12.63	15.51	2,068,732
2002	15.27	12.63	1,990,384
2001	16.87	15.27	2,319,955
2000	17.65	16.87	2,461,764
1999	16.29	17.65	3,400,637
1998	12.68	16.29	3,974,242
1997*	10.00	12.68	2,163,555

* Period from 1/27/97 to 12/31/97

EVA7

Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	13.24	16.41	3,714,877
2003	9.63	13.24	3,063,106
2002	10.76	9.63	3,091,996
2001	11.21	10.76	3,355,924
2000*	10.00	11.21	3,559,175

* Period from 4/30/00 to 12/31/00

Consumer Industries

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	10.08	10.93	64,349
2003	8.12	10.08	59,696
2002	9.79	8.12	70,774
2001*	10.00	9.79	30,048

* Period from 7/30/01 to 12/31/01

Cyclical Industries Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	11.06	13.62	248,003
2003	8.06	11.06	101,600
2002	10.12	8.06	35,016
2001*	10.00	10.12	40,188

* Period from 7/30/01 to 12/31/01

Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	11.09	12.30	318,253
2003	8.56	11.09	308,770
2002	9.74	8.56	283,895
2001*	10.00	9.74	220,235

* Period from 7/30/01 to 12/31/01

Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	9.64	10.42	660,277
2003	8.36	9.64	487,009
2002	10.17	8.36	451,704
2001*	10.00	10.17	485,975

* Period from 7/30/01 to 12/31/01

Natural Resource Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	10.66	13.10	661,071
2003	8.22	10.66	194,772
2002	9.38	8.22	128,633
2001*	10.00	9.38	61,169

* Period from 7/30/01 to 12/31/01

EVA7

Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	9.22	9.19	1,012,717
2003	5.84	9.22	1,298,208
2002	9.46	5.84	416,025
2001*	10.00	9.46	365,896

* Period from 7/30/01 to 12/31/01

Telecommunications & Utilities Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	7.56	9.34	202,533
2003	6.04	7.56	54,773
2002	8.68	6.04	53,612
2001*	10.00	8.68	51,910

* Period from 7/30/01 to 12/31/01

Dynamic Capital Appreciation

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	11.04	11.10	151,353
2003*	10.00	11.04	78,411

* Period from 9/26/2003 to 12/31/2003

Real Estate

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	11.00	14.63	677,953
2003*	10.00	11.00	160,097

* Period from 9/26/2003 to 12/31/2003

Value Strategies

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	11.38	12.89	1,317,623
2003*	10.00	11.38	760,895

* Period from 9/26/2003 to 12/31/2003

Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	15.84	17.30	263,269
2003	12.49	15.84	302,890
2002	11.53	12.49	173,502
2001	10.56	11.53	104,824
2000	9.55	10.56	66,876
1999	7.44	9.55	29,863
1998	10.48	7.44	36,909
1997*	10.00	10.48	32,130

* Period from 11/24/97 to 12/31/97

EVA7

Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	11.02	13.45	907,028
2003	7.42	11.02	1,006,217
2002	8.21	7.42	439,225
2001	8.85	8.21	367,417
2000	14.68	8.85	446,604
1999	7.56	14.68	377,828
1998	10.05	7.56	71,567
1997*	10.00	10.05	20,806

* Period from 11/24/97 to 12/31/97

Global Value Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	12.82	14.44	378,809
2003	10.02	12.82	282,897
2002	12.15	10.02	277,957
2001	13.18	12.15	154,160
2000	11.92	13.18	109,456
1999	11.54	11.92	125,106
1998	10.25	11.54	152,473
1997*	10.00	10.25	29,979

* Period from 11/24/97 to 12/31/97

International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	9.60	11.17	329,016
2003	7.59	9.60	263,524
2002	9.20	7.59	242,075
2001	11.49	9.20	73,201
2000	13.23	11.49	80,524
1999	10.65	13.23	76,112
1998	9.86	10.65	75,635
1997*	10.00	9.86	17,042

* Period from 11/24/97 to 12/31/97

International Focus Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	9.35	10.64	138,874
2003	7.08	9.35	149,225
2002	8.91	7.08	144,284
2001	11.56	8.91	154,415
2000	15.73	11.56	200,480
1999	10.33	15.73	123,854
1998	9.89	10.33	29,229
1997*	10.00	9.89	3,206

* Period from 11/24/97 to 12/31/97

EVA7

Global Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	9.57	11.20	167,247
2003	6.53	9.57	535,736
2002	10.00	6.53	111,573
2001	14.13	10.00	145,542
2000	17.57	14.13	195,085
1999	10.83	17.57	51,197
1998	10.25	10.83	45,815
1997*	10.00	10.25	6,514

* Period from 11/24/97 to 12/31/97

Small Cap Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004	10.81	11.88	614,004
2003	7.33	10.81	787,236
2002	11.15	7.33	407,244
2001	13.38	11.15	534,508
2000	16.47	13.38	674,515
1999	9.82	16.47	258,085
1998	10.19	9.82	93,472
1997*	10.00	10.19	28,265

* Period from 11/24/97 to 12/31/97

Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004*	10.00	10.89	528,201

* Period from 4/30/04 to 12/31/04

Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2004*	10.00	11.12	344,160

* Period from 4/30/04 to 12/31/04

EVA7

Table of Contents of the
Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	2
Transfers Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0605
1.756512.106

EVA7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinatti, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

FVA-91200

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

FVA-91200

25. As further described in the prospectus, the following are all the charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

THIS PAGE INTENTIONALLY LEFT BLANK

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
July 1, 2005

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated July 1, 2005, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	<Click Here>
Accumulation Units	<Click Here>
Fixed Annuity Income Payments	<Click Here>
Exchanges Among Subaccounts After the Annuity Date	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EVA7-ptb-0605
1.756513.106

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR Corp.: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications, (11) government affairs and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings, (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited: (b) Fidelity Information Systems Company India (Private) Limited: or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Empire Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of EFILI.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2004 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2004

Empire Fidelity Investments
Life Insurance Company®

(fidelity_logo)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2004

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP - Overseas, Class R	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 75,387	$ 28,744	$ 126,744	$ 93,778	$ 22,053	$ 4,233	$ 68,015	$ 69,202
Receivable from EFILI	0	1	1	1	0	0	0	1
Total Assets	75,387	28,745	126,745	93,779	22,053	4,233	68,015	69,203
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 75,387	$ 28,745	$ 126,745	$ 93,779	$ 22,053	$ 4,233	$ 68,015	$ 69,203
Net Assets:
Accumulation reserves	$ 71,337	$ 24,493	$ 114,623	$ 86,529	$ 20,865	$ 3,828	$ 56,379	$ 62,065
Annuity reserves	4,050	4,252	12,122	7,250	1,188	405	11,636	7,138
Total net assets	$ 75,387	$ 28,745	$ 126,745	$ 93,779	$ 22,053	$ 4,233	$ 68,015	$ 69,203
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	3,698	874	2,085	1,587	705	344	2,019	1,980
Unit Value	$ 19.288654	$ 28.008077	$ 54.980533	$ 54.531431	$ 29.613964	$ 11.122726	$ 27.919817	$ 31.352321
Income Advantage:
Units Outstanding	212	154	222	134	40	37	422	229
Unit Value	$ 19.071508	$ 27.692564	$ 54.361194	$ 53.916802	$ 29.280276	$ 11.107680	$ 27.605411	$ 30.999139
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Dynamic Capital Appreciation	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Assets:
Investments at market value	$ 88,762	$ 19,312	$ 160,739	$ 16,556	$ 1,731	$ 34,630	$ 14,712	$ 68,306
Receivable from EFILI	1	0	1	0	0	1	0	0
Total Assets	88,763	19,312	160,740	16,556	1,731	34,631	14,712	68,306
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 88,763	$ 19,312	$ 160,740	$ 16,556	$ 1,731	$ 34,631	$ 14,712	$ 68,306
Net Assets:
Accumulation reserves	$ 80,837	$ 16,848	$ 148,044	$ 13,730	$ 1,680	$ 29,207	$ 12,922	$ 60,951
Annuity reserves	7,926	2,464	12,696	2,826	51	5,424	1,790	7,355
Total net assets	$ 88,763	$ 19,312	$ 160,740	$ 16,556	$ 1,731	$ 34,631	$ 14,712	$ 68,306
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	2,530	819	4,298	923	151	1,794	1,078	3,715
Unit Value	$ 31.952298	$ 20.578642	$ 34.444623	$ 14.871698	$ 11.103441	$ 16.279601	$ 11.981848	$ 16.407459
Income Advantage:
Units Outstanding	250	121	372	192	5	337	152	451
Unit Value	$ 31.592279	$ 20.346780	$ 34.056575	$ 14.704140	$ 11.075139	$ 16.096185	$ 11.846823	$ 16.253704

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2004

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP III - Value Strategies	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Assets:
Investments at market value	$ 18,294	$ 2,037	$ 9,924	$ 8,905	$ 7,078	$ 4,069	$ 3,459	$ 720
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	18,294	2,037	9,924	8,905	7,078	4,069	3,459	720
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 18,294	$ 2,037	$ 9,924	$ 8,905	$ 7,078	$ 4,069	$ 3,459	$ 720
Net Assets:
Accumulation reserves	$ 16,979	$ 1,892	$ 9,306	$ 8,661	$ 6,877	$ 3,913	$ 3,378	$ 704
Annuity reserves	1,315	145	618	244	201	156	81	16
Total net assets	$ 18,294	$ 2,037	$ 9,924	$ 8,905	$ 7,078	$ 4,069	$ 3,459	$ 720
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	1,318	203	1,013	661	660	318	248	64
Unit Value	$ 12.886405	$ 9.342467	$ 9.189125	$ 13.102258	$ 10.415256	$ 12.295551	$ 13.621562	$ 10.927843
Income Advantage:
Units Outstanding	102	15	67	19	20	13	6	2
Unit Value	$ 12.853606	$ 9.278176	$ 9.125878	$ 13.012069	$ 10.343560	$ 12.210948	$ 13.527783	$ 10.852607
	Subaccounts Investing In:
	VIP IV - Real Estate	VIP IV - Strategic Income	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap
Assets:
Investments at market value	$ 10,652	$ 5,965	$ 14,551	$ 4,923	$ 6,273	$ 4,367	$ 2,917	$ 11,320
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	10,652	5,965	14,551	4,923	6,273	4,367	2,917	11,320
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 10,652	$ 5,965	$ 14,551	$ 4,923	$ 6,273	$ 4,367	$ 2,917	$ 11,320
Net Assets:
Accumulation reserves	$ 9,920	$ 5,752	$ 12,204	$ 4,554	$ 5,468	$ 3,676	$ 2,827	$ 10,039
Annuity reserves	732	213	2,347	369	805	691	90	1,281
Total net assets	$ 10,652	$ 5,965	$ 14,551	$ 4,923	$ 6,273	$ 4,367	$ 2,917	$ 11,320
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	678	528	907	263	379	329	297	493
Unit Value	$ 14.632411	$ 10.889211	$ 13.454858	$ 17.297218	$ 14.436764	$ 11.173692	$ 9.517426	$ 20.373118
Income Advantage:
Units Outstanding	50	20	175	22	56	62	10	63
Unit Value	$ 14.595167	$ 10.874490	$ 13.303212	$ 17.102454	$ 14.274134	$ 11.047815	$ 9.410056	$ 20.143544

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2004

(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Select Value	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 4,801	$ 9,739	$ 10,852	$ 7,133	$ 5,735	$ 7,771	$ 1,530	$ 2,157
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	4,801	9,739	10,852	7,133	5,735	7,771	1,530	2,157
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,801	$ 9,739	$ 10,852	$ 7,133	$ 5,735	$ 7,771	$ 1,530	$ 2,157
Net Assets:
Accumulation reserves	$ 4,374	$ 9,441	$ 10,197	$ 6,605	$ 5,058	$ 7,297	$ 1,477	$ 1,873
Annuity reserves	427	298	655	528	677	474	53	284
Total net assets	$ 4,801	$ 9,739	$ 10,852	$ 7,133	$ 5,735	$ 7,771	$ 1,530	$ 2,157
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	274	1,166	670	474	283	614	139	167
Unit Value	$ 15.938475	$ 8.098853	$ 15.218831	$ 13.940820	$ 17.875060	$ 11.883377	$ 10.642070	$ 11.199778
Income Advantage:
Units Outstanding	27	37	43	38	38	40	5	26
Unit Value	$ 15.758902	$ 8.007426	$ 15.047257	$ 13.783623	$ 17.673680	$ 11.749403	$ 10.522147	$ 11.073542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2004

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP - Overseas, Class R (a)	VIP II - Investment Grade Bond	VIP II - Asset Manager
Income:
Dividends	$ 998	$ 2,300	$ 1,786	$ 274	$ 273	$ 0	$ 3,080	$ 1,835
Expenses:
Mortality and expense risk charges - RR**	602	180	814	701	161	8	441	474
Administrative and other charges - RR**	40	12	54	47	11	1	30	32
Mortality and expense risk charges - IA**	28	27	73	52	8	1	83	40
Administrative and other charges - IA**	10	9	24	17	3	0	28	14
Net investment income (loss)	318	2,072	821	(543)	90	(10)	2,498	1,275
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	579	791	(2,220)	166	13	141	(32)
Realized gain distributions	0	0	427	0	0	0	2,215	0
Net realized gain (loss) on investments	0	579	1,218	(2,220)	166	13	2,356	(32)
Unrealized appreciation (depreciation)	0	(374)	10,137	4,570	2,109	412	(2,530)	1,807
Net increase (decrease) in net assets from operations	$ 318	$ 2,277	$ 12,176	$ 1,807	$ 2,365	$ 415	$ 2,324	$ 3,050
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Dynamic Capital Appreciation	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Income:
Dividends	$ 1,058	$ 444	$ 474	$ 334	$ 0	$ 323	$ 75	$ 0
Expenses:
Mortality and expense risk charges - RR**	568	128	1,001	103	12	230	94	371
Administrative and other charges - RR**	38	9	67	7	1	15	6	25
Mortality and expense risk charges - IA**	49	17	75	21	2	37	12	36
Administrative and other charges - IA**	17	6	25	7	0	13	4	12
Net investment income (loss)	386	284	(694)	196	(15)	28	(41)	(444)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	463	(161)	3,393	116	40	(193)	236	1,916
Realized gain distributions	0	0	0	0	0	0	0	0
Net realized gain (loss) on investments	463	(161)	3,393	116	40	(193)	236	1,916
Unrealized appreciation (depreciation)	6,949	813	17,215	375	(84)	1,801	677	10,975
Net increase (decrease) in net assets from operations	$ 7,798	$ 936	$ 19,914	$ 687	$ (59)	$ 1,636	$ 872	$ 12,447
	Subaccounts Investing In:
	VIP III - Value Strategies	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Income:
Dividends	$ 0	$ 23	$ 0	$ 42	$ 19	$ 0	$ 10	$ 0
Expenses:
Mortality and expense risk charges - RR**	121	7	85	38	46	28	11	5
Administrative and other charges - RR**	8	0	6	2	3	2	1	0
Mortality and expense risk charges - IA**	7	2	5	2	1	1	0	0
Administrative and other charges - IA**	3	0	1	0	1	0	0	0
Net investment income (loss)	(139)	14	(97)	0	(32)	(31)	(2)	(5)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	224	55	819	398	22	170	97	8
Realized gain distributions	39	0	0	0	0	0	0	0
Net realized gain (loss) on investments	263	55	819	398	22	170	97	8
Unrealized appreciation (depreciation)	1,368	168	(1,318)	678	425	247	293	55
Net increase (decrease) in net assets from operations	$ 1,492	$ 237	$ (596)	$ 1,076	$ 415	$ 386	$ 388	$ 58

** See Note 1

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2004

(In thousands)	Subaccounts Investing In:
	VIP IV - Real Estate	VIP IV - Strategic Income (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap
Income:
Dividends	$ 181	$ 129	$ 65	$ 294	$ 63	$ 105	$ 0	$ 0
Expenses:
Mortality and expense risk charges - RR**	39	18	78	33	47	21	23	83
Administrative and other charges - RR**	3	1	5	2	3	2	2	6
Mortality and expense risk charges - IA**	4	2	2	2	4	4	0	10
Administrative and other charges - IA**	1	0	2	1	1	1	1	3
Net investment income (loss)	134	108	(22)	256	8	77	(26)	(102)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	220	25	1,027	218	372	237	(4,259)	(273)
Realized gain distributions	29	5	0	138	0	0	0	0
Net realized gain (loss) on investments	249	30	1,027	356	372	237	(4,259)	(273)
Unrealized appreciation (depreciation)	1,306	256	1,161	(211)	519	258	4,470	1,973
Net increase (decrease) in net assets from operations	$ 1,689	$ 394	$ 2,166	$ 401	$ 899	$ 572	$ 185	$ 1,598
	Subaccounts Investing In:
	PBHG - Select Value	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 110	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14	$ 0
Expenses:
Mortality and expense risk charges - RR**	37	77	87	53	38	65	10	28
Administrative and other charges - RR**	2	5	6	3	4	4	1	2
Mortality and expense risk charges - IA**	4	1	2	4	4	5	1	2
Administrative and other charges - IA**	1	1	2	1	1	1	0	1
Net investment income (loss)	66	(84)	(97)	(61)	(47)	(75)	2	(33)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(961)	(2,472)	(11,780)	(4,804)	(516)	270	(117)	(134)
Realized gain distributions	0	0	0	0	0	0	0	0
Net realized gain (loss) on investments	(961)	(2,472)	(11,780)	(4,804)	(516)	270	(117)	(134)
Unrealized appreciation (depreciation)	989	3,159	12,554	6,091	1,514	347	303	148
Net increase (decrease) in net assets from operations	$ 94	$ 603	$ 677	$ 1,226	$ 951	$ 542	$ 188	$ (19)

** See Note 1

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 318	$ 215	$ 2,072	$ 1,331	$ 821	$ 926	$ (543)	$ (503)
Net realized gain (loss) on investments	0	0	579	1,606	1,218	(365)	(2,220)	(939)
Unrealized appreciation (depreciation)	0	0	(374)	2,899	10,137	24,358	4,570	26,598
Net increase (decrease) in net assets from operations	318	215	2,277	5,836	12,176	24,919	1,807	25,156
Contract Transactions:
Payments received from contract owners	13,701	20,275	1,524	1,660	2,250	1,771	1,053	1,738
Transfers between sub-accounts and the fixed account, net	(6,176)	(29,951)	(1,769)	3,028	5,495	5,825	(10,585)	6,043
Contract benefits	(953)	(810)	(444)	(289)	(1,492)	(1,244)	(1,018)	(811)
Contract terminations	(20,920)	(32,229)	(1,296)	(1,746)	(5,299)	(6,345)	(5,631)	(4,036)
Contract maintenance charges	(13)	(19)	(5)	(4)	(22)	(20)	(25)	(26)
Other transfers (to) from EFILI, net	119	(45)	(3)	2	23	(172)	16	33
Net increase (decrease) in net assets from contract transactions	(14,242)	(42,779)	(1,993)	2,651	955	(185)	(16,190)	2,941
Total increase (decrease) in net assets	(13,924)	(42,564)	284	8,487	13,131	24,734	(14,383)	28,097
Net Assets:
Beginning of period	89,311	131,875	28,461	19,974	113,614	88,880	108,162	80,065
End of period	$ 75,387	$ 89,311	$ 28,745	$ 28,461	$ 126,745	$ 113,614	$ 93,779	$ 108,162
	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R (a)	VIP II - Investment Grade Bond		VIP II - Asset Manager
	12/31/04	12/31/03	12/31/04	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 90	$ (2)	$ (10)	$ 2,498	$ 3,263	$ 1,275	$ 1,739
Net realized gain (loss) on investments	166	(469)	13	2,356	3,283	(32)	209
Unrealized appreciation (depreciation)	2,109	6,079	412	(2,530)	(2,789)	1,807	8,110
Net increase (decrease) in net assets from operations	2,365	5,608	415	2,324	3,757	3,050	10,058
Contract Transactions:
Payments received from contract owners	253	410	274	2,528	5,217	656	1,126
Transfers between sub-accounts and the fixed account, net	(1,645)	3,752	3,653	(9,340)	(22,018)	819	888
Contract benefits	(154)	(177)	(10)	(1,033)	(1,308)	(1,070)	(887)
Contract terminations	(822)	(909)	(99)	(4,143)	(5,734)	(2,655)	(3,205)
Contract maintenance charges	(5)	(4)	(1)	(15)	(23)	(12)	(13)
Other transfers (to) from EFILI, net	1	(1)	1	(18)	13	36	19
Net increase (decrease) in net assets from contract transactions	(2,372)	3,071	3,818	(12,021)	(23,853)	(2,226)	(2,072)
Total increase (decrease) in net assets	(7)	8,679	4,233	(9,697)	(20,096)	824	7,986
Net Assets:
Beginning of period	22,060	13,381	0	77,712	97,808	68,379	60,393
End of period	$ 22,053	$ 22,060	$ 4,233	$ 68,015	$ 77,712	$ 69,203	$ 68,379

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	VIP II - Index 500		VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 386	$ 419	$ 284	$ 374	$ (694)	$ (412)	$ 196	$ 265
Net realized gain (loss) on investments	463	78	(161)	(177)	3,393	1,657	116	82
Unrealized appreciation (depreciation)	6,949	16,315	813	3,354	17,215	27,724	375	1,704
Net increase (decrease) in net assets from operations	7,798	16,812	936	3,551	19,914	28,969	687	2,051
Contract Transactions:
Payments received from contract owners	2,129	2,162	412	322	2,272	1,470	956	1,266
Transfers between sub-accounts and the fixed account, net	3,206	3,085	(153)	92	10,595	2,037	12	521
Contract benefits	(962)	(654)	(229)	(247)	(1,512)	(1,423)	(288)	(341)
Contract terminations	(3,772)	(2,801)	(1,081)	(1,208)	(6,587)	(6,115)	(731)	(478)
Contract maintenance charges	(19)	(18)	(6)	(5)	(33)	(31)	(3)	(3)
Other transfers (to) from EFILI, net	(13)	23	14	1	66	4	13	2
Net increase (decrease) in net assets from contract transactions	569	1,797	(1,043)	(1,045)	4,801	(4,058)	(41)	967
Total increase (decrease) in net assets	8,367	18,609	(107)	2,506	24,715	24,911	646	3,018
Net Assets:
Beginning of period	80,396	61,787	19,419	16,913	136,025	111,114	15,910	12,892
End of period	$ 88,763	$ 80,396	$ 19,312	$ 19,419	$ 160,740	$ 136,025	$ 16,556	$ 15,910
	Subaccounts Investing In:
	VIP III - Dynamic Capital Appreciation		VIP III - Growth & Income		VIP III - Growth Opportunities		VIP III - Mid Cap
	12/31/04	12/31/03 (b)	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ (15)	$ (2)	$ 28	$ 94	$ (41)	$ (12)	$ (444)	$ (135)
Net realized gain (loss) on investments	40	8	(193)	258	236	134	1,916	(174)
Unrealized appreciation (depreciation)	(84)	48	1,801	6,710	677	2,709	10,975	11,660
Net increase (decrease) in net assets from operations	(59)	54	1,636	7,062	872	2,831	12,447	11,351
Contract Transactions:
Payments received from contract owners	320	43	471	1,146	362	286	1,590	831
Transfers between sub-accounts and the fixed account, net	423	1,049	(3,435)	1,526	376	2,414	12,272	2,011
Contract benefits	(14)	(4)	(536)	(654)	(186)	(210)	(695)	(448)
Contract terminations	(80)	(4)	(1,465)	(1,080)	(619)	(512)	(2,582)	(2,108)
Contract maintenance charges	(1)	0	(8)	(8)	(3)	(2)	(12)	(10)
Other transfers (to) from EFILI, net	3	1	24	30	8	(2)	(11)	11
Net increase (decrease) in net assets from contract transactions	651	1,085	(4,949)	960	(62)	1,974	10,562	287
Total increase (decrease) in net assets	592	1,139	(3,313)	8,022	810	4,805	23,009	11,638
Net Assets:
Beginning of period	1,139	0	37,944	29,922	13,902	9,097	45,297	33,659
End of period	$ 1,731	$ 1,139	$ 34,631	$ 37,944	$ 14,712	$ 13,902	$ 68,306	$ 45,297

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	VIP III - Value Strategies		VIP IV - Telecomm. and Utilities Growth		VIP IV - Technology		VIP IV - Natural Resources
	12/31/04	12/31/03 (b)	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ (139)	$ (9)	$ 14	$ 1	$ (97)	$ (55)	$ 0	$ (2)
Net realized gain (loss) on investments	263	96	55	20	819	661	398	(11)
Unrealized appreciation (depreciation)	1,368	151	168	68	(1,318)	2,142	678	345
Net increase (decrease) in net assets from operations	1,492	238	237	89	(596)	2,748	1,076	332
Contract Transactions:
Payments received from contract owners	980	179	21	37	307	337	383	66
Transfers between sub-accounts and the fixed account, net	7,308	8,960	1,382	28	(1,654)	7,350	5,415	644
Contract benefits	(93)	(6)	(9)	(3)	(55)	(25)	(11)	(9)
Contract terminations	(768)	(3)	(54)	(26)	(685)	(354)	(88)	(22)
Contract maintenance charges	(4)	0	(2)	(1)	(11)	(9)	(7)	(2)
Other transfers (to) from EFILI, net	7	4	1	1	2	1	3	0
Net increase (decrease) in net assets from contract transactions	7,430	9,134	1,339	36	(2,096)	7,300	5,695	677
Total increase (decrease) in net assets	8,922	9,372	1,576	125	(2,692)	10,048	6,771	1,009
Net Assets:
Beginning of period	9,372	0	461	336	12,616	2,568	2,134	1,125
End of period	$ 18,294	$ 9,372	$ 2,037	$ 461	$ 9,924	$ 12,616	$ 8,905	$ 2,134
	Subaccounts Investing In:
	VIP IV - Health Care		VIP IV - Financial Services		VIP IV - Cyclical Industries		VIP IV - Consumer Industries
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ (32)	$ (35)	$ (31)	$ 11	$ (2)	$ (1)	$ (5)	$ (5)
Net realized gain (loss) on investments	22	(31)	170	25	97	9	8	(22)
Unrealized appreciation (depreciation)	425	648	247	711	293	141	55	155
Net increase (decrease) in net assets from operations	415	582	386	747	388	149	58	128
Contract Transactions:
Payments received from contract owners	239	421	74	166	72	8	30	59
Transfers between sub-accounts and the fixed account, net	2,212	199	309	196	1,898	737	42	(163)
Contract benefits	(156)	(24)	(82)	(23)	(3)	(1)	(2)	(2)
Contract terminations	(519)	(215)	(177)	(63)	(51)	(12)	(35)	(20)
Contract maintenance charges	(4)	(3)	(3)	(3)	(5)	(2)	0	(1)
Other transfers (to) from EFILI, net	0	1	(1)	4	(1)	0	0	(1)
Net increase (decrease) in net assets from contract transactions	1,772	379	120	277	1,910	730	35	(128)
Total increase (decrease) in net assets	2,187	961	506	1,024	2,298	879	93	0
Net Assets:
Beginning of period	4,891	3,930	3,563	2,539	1,161	282	627	627
End of period	$ 7,078	$ 4,891	$ 4,069	$ 3,563	$ 3,459	$ 1,161	$ 720	$ 627

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	VIP IV - Real Estate		VIP IV - Strategic Income (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/04	12/31/03 (b)	12/31/04	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 134	$ 19	$ 108	$ (22)	$ (36)	$ 256	$ (37)
Net realized gain (loss) on investments	249	17	30	1,027	(52)	356	619
Unrealized appreciation (depreciation)	1,306	54	256	1,161	2,081	(211)	429
Net increase (decrease) in net assets from operations	1,689	90	394	2,166	1,993	401	1,011
Contract Transactions:
Payments received from contract owners	828	175	857	3,470	113	255	82
Transfers between sub-accounts and the fixed account, net	6,333	1,770	4,865	(504)	6,172	(385)	1,765
Contract benefits	(36)	(2)	(9)	(90)	(16)	(19)	(23)
Contract terminations	(202)	0	(144)	(1,973)	(122)	(335)	(85)
Contract maintenance charges	(1)	0	0	(2)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	7	1	2	(28)	5	(2)	2
Net increase (decrease) in net assets from contract transactions	6,929	1,944	5,571	873	6,151	(487)	1,740
Total increase (decrease) in net assets	8,618	2,034	5,965	3,039	8,144	(86)	2,751
Net Assets:
Beginning of period	2,034	0	0	11,512	3,368	5,009	2,258
End of period	$ 10,652	$ 2,034	$ 5,965	$ 14,551	$ 11,512	$ 4,923	$ 5,009
	Subaccounts Investing In:
	UIF - Global Value Equity		UIF - International Magnum		PBHG - Growth II		PBHG - Small Cap
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 8	$ (29)	$ 77	$ (15)	$ (26)	$ (43)	$ (102)	$ (146)
Net realized gain (loss) on investments	372	56	237	197	(4,259)	(2,898)	(273)	(1,379)
Unrealized appreciation (depreciation)	519	895	258	439	4,470	4,093	1,973	7,201
Net increase (decrease) in net assets from operations	899	922	572	621	185	1,152	1,598	5,676
Contract Transactions:
Payments received from contract owners	171	172	172	216	0	13	6	634
Transfers between sub-accounts and the fixed account, net	1,252	22	980	290	(2,034)	(1,056)	(7,124)	(5,208)
Contract benefits	(56)	(42)	(60)	(26)	(13)	(46)	(242)	(236)
Contract terminations	(260)	(166)	(319)	(117)	(113)	(209)	(727)	(978)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	(3)	(5)
Other transfers (to) from EFILI, net	(4)	0	0	0	(1)	(2)	1	23
Net increase (decrease) in net assets from contract transactions	1,102	(15)	773	363	(2,163)	(1,302)	(8,089)	(5,770)
Total increase (decrease) in net assets	2,001	907	1,345	984	(1,978)	(150)	(6,491)	(94)
Net Assets:
Beginning of period	4,272	3,365	3,022	2,038	4,895	5,045	17,811	17,905
End of period	$ 6,273	$ 4,272	$ 4,367	$ 3,022	$ 2,917	$ 4,895	$ 11,320	$ 17,811

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2004 and 2003

(In thousands)	Subaccounts Investing In:
	PBHG - Select Value		PBHG - Technology & Communications		PBHG - Select 20		SVIF - Mid Cap Growth Fund II
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ 66	$ 153	$ (84)	$ (122)	$ (97)	$ (140)	$ (61)	$ (83)
Net realized gain (loss) on investments	(961)	(1,718)	(2,472)	(693)	(11,780)	(1,858)	(4,804)	(98)
Unrealized appreciation (depreciation)	989	2,935	3,159	5,972	12,554	6,865	6,091	3,001
Net increase (decrease) in net assets from operations	94	1,370	603	5,157	677	4,867	1,226	2,820
Contract Transactions:
Payments received from contract owners	1	143	2	144	1	86	2	238
Transfers between sub-accounts and the fixed account, net	(2,889)	(5,995)	(5,455)	(2,050)	(4,543)	(3,563)	(3,846)	(41)
Contract benefits	(159)	(171)	(97)	(85)	(193)	(99)	(50)	(68)
Contract terminations	(231)	(183)	(398)	(419)	(696)	(427)	(469)	(482)
Contract maintenance charges	(1)	(2)	(8)	(9)	(4)	(5)	(2)	(3)
Other transfers (to) from EFILI, net	1	(2)	(1)	4	0	7	0	0
Net increase (decrease) in net assets from contract transactions	(3,278)	(6,210)	(5,957)	(2,415)	(5,435)	(4,001)	(4,365)	(356)
Total increase (decrease) in net assets	(3,184)	(4,840)	(5,354)	2,742	(4,758)	866	(3,139)	2,464
Net Assets:
Beginning of period	7,985	12,825	15,093	12,351	15,610	14,744	10,272	7,808
End of period	$ 4,801	$ 7,985	$ 9,739	$ 15,093	$ 10,852	$ 15,610	$ 7,133	$ 10,272
	Subaccounts Investing In:
	SVIF - Opportunity Fund II		CST - Small Cap Growth		CST - International Focus		CST - Global Post-Venture Capital
	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03	12/31/04	12/31/03
Operations:
Net investment income (loss)	$ (47)	$ (57)	$ (75)	$ (41)	$ 2	$ (4)	$ (33)	$ (11)
Net realized gain (loss) on investments	(516)	(512)	270	(259)	(117)	(8)	(134)	(66)
Unrealized appreciation (depreciation)	1,514	2,839	347	2,140	303	363	148	577
Net increase (decrease) in net assets from operations	951	2,270	542	1,840	188	351	(19)	500
Contract Transactions:
Payments received from contract owners	3	151	437	221	41	83	109	15
Transfers between sub-accounts and the fixed account, net	(2,433)	(1,979)	(1,936)	4,206	97	(1)	(2,283)	4,154
Contract benefits	(111)	(90)	(59)	(68)	(3)	(4)	(23)	(13)
Contract terminations	(101)	(308)	(442)	(191)	(228)	(50)	(1,050)	(46)
Contract maintenance charges	(2)	(2)	(2)	(1)	0	0	(1)	0
Other transfers (to) from EFILI, net	0	2	3	6	0	(1)	3	0
Net increase (decrease) in net assets from contract transactions	(2,644)	(2,226)	(1,999)	4,173	(93)	27	(3,245)	4,110
Total increase (decrease) in net assets	(1,693)	44	(1,457)	6,013	95	378	(3,264)	4,610
Net Assets:
Beginning of period	7,428	7,384	9,228	3,215	1,435	1,057	5,421	811
End of period	$ 5,735	$ 7,428	$ 7,771	$ 9,228	$ 1,530	$ 1,435	$ 2,157	$ 5,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A
of Empire Fidelity Investments Life Insurance Company

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves (RR) and Income Advantage (IA) variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

During 2003, a contractholder could allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Fidelity Variable Insurance Products Fund (VIP), Fidelity Variable Insurance Products Fund II (VIP II), Fidelity Variable Insurance Products Fund III (VIP III), Fidelity Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). Effective January 9, 2004, EFILI closed the Strong Variable Insurance Funds and the PBHG Insurance Series Funds investment options to new money. In addition, a contract-holder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

Effective April 30, 2004, EFILI added two new subaccounts to the account: VIP - Overseas, Class R and VIP IV - Strategic Income.

Effective September 26, 2003, EFILI added three new subaccounts to the Account: VIP III - Dynamic Capital Appreciation, VIP III - Value Strategies, and VIP IV - Real Estate.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed for contracts based on the 1983 Basic, 1983a Individual Annuitant and the Annuity 2000 Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

New Accounting Pronouncement

Statement of Position (SOP) 03-5, "Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies," was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Account, but resulted in additional disclosures in the footnotes to the financial statements.

3. Expenses and Related Party Tranactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. EFILI deducts a daily administrative charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge, through the redemption of units, of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through the redemption of units, of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets.

Excluding VIP Real Estate, each of the portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days, deducted through the redemption of units. EFILI collects these fees on behalf of these VIP IV portfolios, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying statement of changes in net assets.

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2004 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2004:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 53,492	$ 67,415
VIP - High Income	12,791	12,713
VIP - Equity-Income	12,002	9,799
VIP - Growth	7,684	24,418
VIP - Overseas	3,907	6,189
VIP - Overseas, Class R (a)	3,937	129
VIP II - Investment Grade Bond	11,822	19,129
VIP II - Asset Manager	6,506	7,457
VIP II - Index 500	11,754	10,801
VIP II - Asset Manager: Growth	2,432	3,192
VIP II - Contrafund	16,492	12,386
VIP III - Balanced	4,171	4,016
VIP III - Dynamic Capital Appreciation	2,288	1,652
VIP III - Growth & Income	1,948	6,869
VIP III - Growth Opportunities	3,378	3,482
VIP III - Mid Cap	18,022	7,904
VIP III - Value Strategies	13,108	5,779
VIP IV - Telecomm. & Utilities Growth	1,753	399
VIP IV - Technology	5,845	8,039
VIP IV - Natural Resources	8,378	2,683
VIP IV - Health Care	4,364	2,623
VIP IV - Financial Services	1,448	1,358
VIP IV - Cyclical Industries	3,104	1,196
VIP IV - Consumer Industries	315	285
VIP IV - Real Estate	10,044	2,952
VIP IV - Strategic Income (a)	6,118	434
UIF - Emerging Markets Equity	21,432	20,582
UIF - Emerging Markets Debt	3,012	3,104
UIF - Global Value Equity	6,980	5,870
UIF - International Magnum	5,954	5,104
PBHG - Growth II	11	2,201
PBHG - Small Cap	4	8,196
PBHG - Select Value	111	3,324
PBHG - Technology & Communications	34	6,075
PBHG - Select 20	5	5,537
SVIF - Mid Cap Growth Fund II	1	4,426
SVIF - Opportunity Fund II	2	2,694
CST - Small Cap Growth	3,068	5,142
CST - International Focus	3,689	3,780
CST - Global Post-Venture Capital	5,331	8,609

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments - continued

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at December 31, 2004:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	75,387	$ 75,387	$ 1.00
VIP - High Income	4,106	37,026	7.00
VIP - Equity-Income	4,996	117,308	25.37
VIP - Growth	2,930	134,359	32.01
VIP - Overseas	1,259	27,730	17.52
VIP - Overseas, Class R	242	3,821	17.49
VIP II - Investment Grade Bond	5,133	68,139	13.25
VIP II - Asset Manager	4,660	75,312	14.85
VIP II - Index 500	644	92,317	137.75
VIP II - Asset Manager: Growth	1,511	24,287	12.78
VIP II - Contrafund	6,038	137,628	26.62
VIP III - Balanced	1,154	17,090	14.35
VIP III - Dynamic Capital Appreciation	241	1,767	7.19
VIP III - Growth & Income	2,490	39,349	13.91
VIP III - Growth Opportunities	916	18,305	16.07
VIP III - Mid Cap	2,263	49,820	30.18
VIP III - Value Strategies	1,295	16,774	14.13
VIP IV - Telecomm. & Utilities Growth	223	1,936	9.14
VIP IV - Technology	1,059	10,099	9.37
VIP IV - Natural Resources	654	8,106	13.62
VIP IV - Health Care	667	6,843	10.61
VIP IV - Financial Services	334	3,529	12.19
VIP IV - Cyclical Industries	250	3,095	13.81
VIP IV - Consumer Industries	65	666	11.12
VIP IV - Real Estate	610	9,293	17.46
VIP IV - Strategic Income	562	5,709	10.61
UIF - Emerging Markets Equity	1,317	15,269	11.05
UIF - Emerging Markets Debt	554	4,889	8.89
UIF - Global Value Equity	439	5,811	14.30
UIF - International Magnum	387	4,213	11.29
PBHG - Growth II	278	8,969	10.48
PBHG - Small Cap	557	10,423	20.32
PBHG - Select Value	345	6,242	13.91
PBHG - Technology & Communications	4,198	169,755	2.32
PBHG - Select 20	1,190	42,594	9.12
SVIF - Mid Cap Growth Fund II	436	15,609	16.36
SVIF - Opportunity Fund II	255	6,747	22.45
CST - Small Cap Growth	508	12,577	15.30
CST - International Focus	152	2,411	10.05
CST - Global Post-Venture Capital	193	3,265	11.15

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
VIP - Money Market
Units Issued	538	742	202	386
Units Transferred	(24)	(1,192)	(244)	(403)
Units Redeemed	(1,179)	(1,745)	(34)	(16)
Net Increase (Decrease)	(665)	(2,195)	(76)	(33)
VIP - High Income
Units Issued	57	71	0	0
Units Transferred	(73)	71	5	73
Units Redeemed	(54)	(73)	(13)	(15)
Net Increase (Decrease)	(70)	69	(8)	58
VIP - Equity-Income
Units Issued	44	42	0	0
Units Transferred	90	105	20	16
Units Redeemed	(115)	(161)	(20)	(28)
Net Increase (Decrease)	19	(14)	0	(12)
VIP - Growth
Units Issued	20	38	0	0
Units Transferred	(210)	94	2	26
Units Redeemed	(109)	(95)	(17)	(13)
Net Increase (Decrease)	(299)	37	(15)	13
VIP - Overseas
Units Issued	9	19	0	0
Units Transferred	(61)	130	(5)	21
Units Redeemed	(34)	(52)	(4)	(3)
Net Increase (Decrease)	(86)	97	(9)	18
VIP - Overseas, Class R (a)
Units Issued	27		0
Units Transferred	326		38
Units Redeemed	(9)		(1)
Net Increase (Decrease)	344		37
VIP II - Investment Grade Bond
Units Issued	94	198	0	0
Units Transferred	(348)	(835)	1	4
Units Redeemed	(155)	(209)	(39)	(62)
Net Increase (Decrease)	(409)	(846)	(38)	(58)
VIP II - Asset Manager
Units Issued	22	41	0	0
Units Transferred	23	14	2	19
Units Redeemed	(98)	(130)	(24)	(20)
Net Increase (Decrease)	(53)	(75)	(22)	(1)

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
VIP II - Index 500
Units Issued	73	85	3	0
Units Transferred	75	94	31	24
Units Redeemed	(130)	(122)	(35)	(22)
Net Increase (Decrease)	18	57	(1)	2
VIP II - Asset Manager: Growth
Units Issued	21	18	0	0
Units Transferred	(14)	(10)	6	10
Units Redeemed	(52)	(67)	(14)	(16)
Net Increase (Decrease)	(45)	(59)	(8)	(6)
VIP II - Contrafund
Units Issued	75	63	0	0
Units Transferred	297	31	36	30
Units Redeemed	(229)	(276)	(36)	(32)
Net Increase (Decrease)	143	(182)	0	(2)
VIP III - Balanced
Units Issued	66	95	0	0
Units Transferred	(16)	126	15	(93)
Units Redeemed	(51)	(39)	(20)	(29)
Net Increase (Decrease)	(1)	182	(5)	(122)
VIP III - Dynamic Capital Appreciation (b)
Units Issued	28	4	0	0
Units Transferred	49	75	(16)	24
Units Redeemed	(4)	0	(4)	0
Net Increase (Decrease)	73	79	(20)	24
VIP III - Growth & Income
Units Issued	31	83	0	0
Units Transferred	(214)	79	(5)	46
Units Redeemed	(92)	(84)	(38)	(46)
Net Increase (Decrease)	(275)	78	(43)	0
VIP III - Growth Opportunities
Units Issued	32	28	0	0
Units Transferred	10	206	25	36
Units Redeemed	(58)	(58)	(14)	(18)
Net Increase (Decrease)	(16)	176	11	18
VIP III - Mid Cap
Units Issued	116	75	0	0
Units Transferred	775	99	127	0
Units Redeemed	(239)	(203)	(37)	(45)
Net Increase (Decrease)	652	(29)	(90)	(45)

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
VIP III - Value Strategies (b)
Units Issued	81	16	0	0
Units Transferred	543	745	49	62
Units Redeemed	(67)	0	(9)	0
Net Increase (Decrease)	557	761	40	62
VIP IV - Telecomm. and Utilities Growth
Units Issued	3	6	0	0
Units Transferred	151	(1)	11	4
Units Redeemed	(6)	(4)	(2)	0
Net Increase (Decrease)	148	1	9	4
VIP IV - Technology
Units Issued	33	44	0	0
Units Transferred	(249)	883	11	48
Units Redeemed	(69)	(44)	(14)	(3)
Net Increase (Decrease)	(285)	883	(3)	45
VIP IV - Natural Resources
Units Issued	34	8	0	0
Units Transferred	440	61	15	(2)
Units Redeemed	(8)	(3)	(1)	(1)
Net Increase (Decrease)	466	66	14	(3)
VIP IV - Health Care
Units Issued	24	47	0	0
Units Transferred	215	12	3	6
Units Redeemed	(66)	(23)	(4)	(4)
Net Increase (Decrease)	173	36	(1)	2
VIP IV - Financial Services
Units Issued	7	18	0	0
Units Transferred	24	18	2	(2)
Units Redeemed	(22)	(11)	(1)	1
Net Increase (Decrease)	9	25	1	(1)
VIP IV - Cyclical Industries
Units Issued	6	1	0	0
Units Transferred	143	67	4	3
Units Redeemed	(3)	(1)	(1)	0
Net Increase (Decrease)	146	67	3	3
VIP IV - Consumer Industries
Units Issued	3	6	0	0
Units Transferred	4	(15)	0	(4)
Units Redeemed	(3)	(2)	0	0
Net Increase (Decrease)	4	(11)	0	(4)

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
VIP IV - Real Estate (b)
Units Issued	71	17	0	0
Units Transferred	464	143	29	25
Units Redeemed	(17)	0	(4)	0
Net Increase (Decrease)	518	160	25	25
VIP IV - Strategic Income (a)
Units Issued	82		0
Units Transferred	460		21
Units Redeemed	(14)		(1)
Net Increase (Decrease)	528		20
UIF - Emerging Markets Equity
Units Issued	295	13	0	0
Units Transferred	(503)	569	140	26
Units Redeemed	109	(15)	(4)	(2)
Net Increase (Decrease)	(99)	567	136	24
UIF - Emerging Markets Debt
Units Issued	16	6	0	0
Units Transferred	(34)	129	10	8
Units Redeemed	(22)	(6)	(1)	(2)
Net Increase (Decrease)	(40)	129	9	6
UIF - Global Value Equity
Units Issued	13	17	0	0
Units Transferred	218	3	10	(3)
Units Redeemed	(135)	(15)	(5)	(4)
Net Increase (Decrease)	96	5	5	(7)
UIF - International Magnum
Units Issued	17	26	0	0
Units Transferred	82	9	17	30
Units Redeemed	(34)	(14)	(6)	(5)
Net Increase (Decrease)	65	21	11	25
PBHG - Growth II
Units Issued	0	2	0	0
Units Transferred	(215)	(133)	(8)	7
Units Redeemed	(8)	(29)	(6)	(2)
Net Increase (Decrease)	(223)	(160)	(14)	5
PBHG - Small Cap
Units Issued	0	45	0	0
Units Transferred	(377)	(335)	(20)	(11)
Units Redeemed	(42)	(80)	(13)	(9)
Net Increase (Decrease)	(419)	(370)	(33)	(20)

(a) For the period April 30, 2004 (commencement of operations) through December 31, 2004.

(b) For the period September 26, 2003 (commencement of operations) through December 31, 2003.

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(In thousands)	2004	2003	2004	2003
PBHG - Select Value
Units Issued	0	11	0	0
Units Transferred	(171)	(383)	(14)	(54)
Units Redeemed	(21)	(17)	(5)	(9)
Net Increase (Decrease)	(192)	(389)	(19)	(63)
PBHG - Technology & Communications
Units Issued	0	24	0	0
Units Transferred	(684)	(305)	(15)	8
Units Redeemed	(54)	(76)	(12)	(4)
Net Increase (Decrease)	(738)	(357)	(27)	4
PBHG - Select 20
Units Issued	0	7	0	0
Units Transferred	(305)	(224)	(7)	(7)
Units Redeemed	(57)	(36)	(6)	(7)
Net Increase (Decrease)	(362)	(253)	(13)	(14)
SVIF - Mid Cap Growth Fund II
Units Issued	0	22	0	0
Units Transferred	(298)	17	(18)	3
Units Redeemed	(35)	(48)	(8)	(5)
Net Increase (Decrease)	(333)	(9)	(26)	(2)
SVIF - Opportunity Fund II
Units Issued	0	12	0	0
Units Transferred	(139)	(141)	(13)	(11)
Units Redeemed	(9)	(23)	(6)	(8)
Net Increase (Decrease)	(148)	(152)	(19)	(19)
CST - Small Cap Growth
Units Issued	39	25	0	0
Units Transferred	(178)	388	(15)	37
Units Redeemed	(34)	(32)	(13)	(2)
Net Increase (Decrease)	(173)	381	(28)	35
CST - International Focus
Units Issued	4	10	0	0
Units Transferred	11	1	1	0
Units Redeemed	(25)	(7)	0	0
Net Increase (Decrease)	(10)	4	1	0
CST - Global Post-Venture Capital
Units Issued	11	2	0	0
Units Transferred	(279)	429	3	19
Units Redeemed	(101)	(6)	(8)	(1)
Net Increase (Decrease)	(369)	425	(5)	18

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values and units outstanding for Retirement Reserves (RR) and Income Advantage (IA) contracts and the expense ratios, excluding expenses of the underlying funds, for the years ended December 31:

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP - Money Market
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	6,879	$19.18	$19.04	$ 131,875	0.80%	1.00%	1.68%	0.88%	0.68%
2001	8,115	$19.01	$18.91	$ 154,219	0.80%	1.00%	4.36%	3.35%	3.14%
VIP - High Income
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
2002	979	$20.41	$20.26	$ 19,974	0.80%	1.00%	10.58%	2.62%	2.41%
2001	604	$19.89	$19.78	$ 11,999	0.80%	1.00%	14.20%	(12.44%)	(12.62%)
VIP - Equity-Income
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
2002	2,314	$38.44	$38.16	$ 88,880	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
2001	2,712	$46.66	$46.41	$ 126,468	0.80%	1.00%	1.68%	(5.72%)	(5.91%)
VIP - Growth
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
2002	1,985	$40.35	$40.06	$ 80,065	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
2001	2,394	$58.20	$57.89	$ 139,274	0.80%	1.00%	0.08%	(18.31%)	(18.48%)
VIP - Overseas
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
2002	725	$18.47	$18.34	$ 13,381	0.80%	1.00%	0.81%	(20.92%)	(21.08%)
2001	792	$23.36	$23.23	$ 18,489	0.80%	1.00%	5.49%	(21.80%)	(21.96%)
VIP - Overseas, Class R
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (d)
VIP II - Investment Grade Bond
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
2002	3,792	$25.82	$25.63	$ 97,808	0.80%	1.00%	3.29%	9.46%	9.24%
2001	3,063	$23.59	$23.46	$ 72,205	0.80%	1.00%	2.89%	7.59%	7.37%
VIP II - Asset Manager
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
2002	2,360	$25.61	$25.42	$ 60,393	0.80%	1.00%	4.12%	(9.46%)	(9.64%)
2001	2,700	$28.28	$28.13	$ 76,330	0.80%	1.00%	4.15%	(4.86%)	(5.05%)
VIP II - Index 500
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%
2002	2,704	$22.86	$22.69	$ 61,787	0.80%	1.00%	1.38%	(22.87%)	(23.03%)
2001	3,054	$29.64	$29.48	$ 90,484	0.80%	1.00%	1.13%	(12.81%)	(12.99%)
VIP II - Asset Manager: Growth
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
2002	1,058	$16.00	$15.88	$ 16,913	0.80%	1.00%	3.00%	(16.20%)	(16.37%)
2001	1,184	$19.09	$18.99	$ 22,591	0.80%	1.00%	2.92%	(8.14%)	(8.32%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP II - Contrafund
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
2002	4,711	$23.60	$23.42	$ 111,114	0.80%	1.00%	0.86%	(10.07%)	(10.26%)
2001	5,291	$26.24	$26.10	$ 138,779	0.80%	1.00%	0.79%	(12.95%)	(13.13%)
VIP III - Balanced
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
2002	1,061	$12.17	$12.08	$ 12,892	0.80%	1.00%	2.86%	(9.45%)	(9.63%)
2001	857	$13.44	$13.37	$ 11,513	0.80%	1.00%	3.20%	(2.37%)	(2.57%)
VIP III - Dynamic Capital Appreciation
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (e)
VIP III - Growth & Income
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
2002	2,371	$12.63	$12.54	$ 29,922	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
2001	2,716	$15.27	$15.19	$ 41,456	0.80%	1.00%	1.32%	(9.48%)	(9.66%)
VIP III - Growth Opportunities
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
2002	1,041	$8.75	$8.68	$ 9,097	0.80%	1.00%	1.12%	(22.47%)	(22.63%)
2001	1,152	$11.28	$11.22	$ 12,987	0.80%	1.00%	0.38%	(15.11%)	(15.28%)
VIP III - Mid Cap
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
2002	3,498	$9.63	$9.58	$ 33,659	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
2001	3,794	$10.76	$10.73	$ 40,822	0.80%	1.00%	-	(3.99%)	(4.18%)
VIP III - Value Strategies
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (e)
VIP IV - Telecomm. & Utilities Growth
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
2002	56	$6.04	$6.02	$ 336	0.80%	1.00%	1.10%	(30.47%)	(30.61%)
2001	58	$8.68	$8.68	$ 504	0.80%	1.00%	0.23%	(13.15%)	(13.22%) (f)
VIP IV - Technology
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
2002	440	$5.84	$5.82	$ 2,568	0.80%	1.00%	-	(38.29%)	(38.42%)
2001	389	$9.46	$9.46	$ 3,683	0.80%	1.00%	-	(5.36%)	(5.44%) (f)
VIP IV - Natural Resources
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
2002	137	$8.22	$8.20	$ 1,125	0.80%	1.00%	0.75%	(12.28%)	(12.46%)
2001	68	$9.38	$9.37	$ 637	0.80%	1.00%	0.20%	(6.24%)	(6.32%) (f)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP IV - Health Care
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
2002	470	$8.36	$8.34	$ 3,930	0.80%	1.00%	0.28%	(17.75%)	(17.91%)
2001	510	$10.17	$10.16	$ 5,182	0.80%	1.00%	-	1.65%	1.56% (f)
VIP IV - Financial Services
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
2002	297	$8.56	$8.54	$ 2,539	0.80%	1.00%	1.04%	(12.12%)	(12.29%)
2001	242	$9.74	$9.74	$ 2,356	0.80%	1.00%	0.41%	(2.56%)	(2.64%) (f)
VIP IV - Cyclical Industries
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
2002	35	$8.06	$8.04	$ 282	0.80%	1.00%	0.09%	(20.32%)	(20.48%)
2001	44	$10.12	$10.11	$ 447	0.80%	1.00%	-	1.17%	1.08% (f)
VIP IV - Consumer Industries
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
2002	77	$8.12	$8.10	$ 627	0.80%	1.00%	0.05%	(17.03%)	(17.19%)
2001	38	$9.79	$9.78	$ 374	0.80%	1.00%	-	(2.15%)	(2.23%) (f)
VIP IV - Real Estate
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (e)
VIP IV - Strategic Income
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (d)
UIF - Emerging Markets Equity
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%
2002	454	$7.42	$7.37	$ 3,368	0.80%	1.00%	-	(9.63%)	(9.81%)
2001	385	$8.21	$8.17	$ 3,162	0.80%	1.00%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
2002	181	$12.49	$12.40	$ 2,258	0.80%	1.00%	6.91%	8.35%	8.13%
2001	107	$11.53	$11.47	$ 1,234	0.80%	1.00%	10.25%	9.21%	8.99%
UIF - Global Value Equity
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
2002	336	$10.02	$9.95	$ 3,365	0.80%	1.00%	1.36%	(17.53%)	(17.70%)
2001	197	$12.15	$12.09	$ 2,387	0.80%	1.00%	1.17%	(7.79%)	(7.98%)
UIF - International Magnum
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
2002	269	$7.59	$7.54	$ 2,038	0.80%	1.00%	1.35%	(17.48%)	(17.65%)
2001	81	$9.20	$9.15	$ 749	0.80%	1.00%	0.42%	(19.94%)	(20.10%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
PBHG - Growth II
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
2002	699	$7.22	$7.16	$ 5,045	0.80%	1.00%	-	(30.99%)	(31.12%)
2001	1,260	$10.46	$10.40	$ 13,177	0.80%	1.00%	-	(40.95%)	(41.07%)
PBHG - Small Cap
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
2002	1,398	$12.82	$12.72	$ 17,905	0.80%	1.00%	-	(31.66%)	(31.80%)
2001	1,581	$18.76	$18.66	$ 29,637	0.80%	1.00%	0.11%	5.21%	5.00%
PBHG - Select Value
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
2002	964	$13.31	$13.22	$ 12,825	0.80%	1.00%	0.84%	(25.67%)	(25.82%)
2001	1,555	$17.91	$17.82	$ 27,829	0.80%	1.00%	0.29%	0.90%	0.70%
PBHG - Technology & Communications
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
2002	2,321	$5.32	$5.28	$ 12,351	0.80%	1.00%	-	(54.36%)	(54.45%)
2001	3,239	$11.66	$11.60	$ 37,753	0.80%	1.00%	-	(52.70%)	(52.80%)
PBHG - Select 20
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%
2002	1,355	$10.89	$10.81	$ 14,744	0.80%	1.00%	-	(31.89%)	(32.02%)
2001	1,914	$15.98	$15.90	$ 30,581	0.80%	1.00%	-	(36.68%)	(36.81%)
SVIF - Mid Cap Growth Fund II
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
2002	882	$8.86	$8.79	$ 7,808	0.80%	1.00%	-	(38.05%)	(38.17%)
2001	1,142	$14.30	$14.22	$ 16,327	0.80%	1.00%	-	(31.33%)	(31.47%)
SVIF - Opportunity Fund II
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
2002	659	$11.21	$11.13	$ 7,384	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
2001	697	$15.45	$15.37	$ 10,771	0.80%	1.00%	0.41%	(4.48%)	(4.67%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
CST - Small Cap Growth
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
2002	439	$7.33	$7.28	$ 3,215	0.80%	1.00%	-	(34.22%)	(34.36%)
2001	562	$11.15	$11.09	$ 6,264	0.80%	1.00%	-	(16.69%)	(16.85%)
CST - International Focus
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
2002	149	$7.08	$7.03	$ 1,057	0.80%	1.00%	-	(20.55%)	(20.71%)
2001	160	$8.91	$8.87	$ 1,426	0.80%	1.00%	-	(22.90%)	(23.06%)
CST - Global Post-Venture Capital
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
2002	124	$6.53	$6.49	$ 811	0.80%	1.00%	-	(34.68%)	(34.82%)
2001	161	$10.00	$9.95	$ 1,608	0.80%	1.00%	-	(29.21%)	(29.35%)

(a) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(b) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) These portfolios commenced operations on April 30, 2004.

(e) These portfolios commenced operations on September 26, 2003.

(f) These portfolios commenced operations on July 30, 2001.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2004, and the results of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
February 25, 2005

Annual Report

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/EFIA-ANN-0205
1.540222.107

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

for the years ended December 31, 2004, 2003 and 2002

Report of Independent Auditors

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

/s/ PricewaterhouseCoopers LLP

March 25, 2005

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

BALANCE SHEETS
(in thousands, except share data)

December 31, 2004 and 2003

ASSETS	2003	2002

Investments:
Debt securities, available for sale, at fair value (amortized cost of $75,414 in 2004 and $73,601 in 2003)
	$ 77,221	$ 76,911

Total investments	77,221	76,911

Cash and cash equivalents	1,587	1,185
Accrued investment income	1,347	1,315
Deferred policy acquisition costs	28,386	28,413
Reinsurance deposit and receivables	63,804	46,947
Other assets	295	153
Separate account assets	1,058,075	1,013,577

Total assets	$ 1,230,715	$ 1,168,501

LIABILITIES

Future contract and policy benefits	$ 54,055	$ 42,086
Contractholder deposit funds	49,311	46,518
Deferred tax liability	6,589	7,064
Payable to parent and affiliates	138	738
Income taxes payable	71	288
Other liabilities and accrued expenses	469	375
Separate account liabilities	1,058,075	1,013,577

Total liabilities	1,168,708	1,110,646

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding
	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	1,032	1,767
Retained earnings	45,475	40,588

Total stockholder's equity	62,007	57,855

Total liabilities and stockholder's equity	$ 1,230,715	$ 1,168,501

The accompanying notes are an integral part of the consolidated financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 2004, 2003 and 2002

	2004	2003	2002

Revenues:
Fees charged to contractholders	$ 8,507	$ 7,726	$ 8,492
Net investment income	2,851	2,854	2,387
Interest on reinsurance deposit	2,776	2,275	1,089
Fund administration fees	327	344	420
Net realized investment gains (losses)	304	506	(2)
Premiums	799	693	553

Total Revenue	15,564	14,398	12,939

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	5,054	3,774	4,820
Contract and policy benefits and expenses	4,054	3,914	2,848

Total benefits and expenses	9,108	7,688	7,668

Income before income taxes	6,456	6,710	5,271

Income tax expense	1,592	1,215	2,119

Income before cumulative effect of change in accounting principle	4,864	5,495	3,152

Cumulative effect of change in accounting principle (less applicable income tax expense of $12 in 2004)	23	--	--

Net income	4,887	5,495	3,152

Other comprehensive income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(829)	378	1,853
Reclassification adjustment for net realized (gains) losses included in net income
	(304)	(506)	2
Benefit (provision) for income taxes related to items of other comprehensive income
	398	192	(797)

Other comprehensive income, net of tax	(735)	64	1,058

Comprehensive income	$ 4,152	$ 5,559	$ 4,210

(1) Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

for the years ended December 31, 2004, 2003 and 2002

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2001	$ 2,000	$ 13,500	$ 645	$ 31,941	$ 48,086

Comprehensive income:
Net income	--	--	--	3,152	3,152
Other comprehensive income	--	--	1,058	--	1,058

Balance at December 31, 2002	2,000	13,500	1,703	35,093	52,296

Comprehensive income:
Net income	--	--	--	5,495	5,495
Other comprehensive income	--	--	64	--	64

Balance at December 31, 2003	2,000	13,500	1,767	40,588	57,855

Comprehensive income:
Net income	--	--	--	4,887	4,887
Other comprehensive income	--	--	(735)	--	(735)

Balance at December 31, 2004	$ 2,000	$ 13,500	$ 1,032	$ 45,475	$ 62,007

The accompanying notes are an integral part of the consolidated financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF CASH FLOWS
(in thousands)

for the years ended December 31, 2004, 2003 and 2002

	2004	2003	2002

Cash flows from operating activities:
Net income	$ 4,887	$ 5,495	$ 3,152
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	917	743	354
Net realized investment (gains) losses	(304)	(506)	2
Cumulative effect of change in accounting principle	(23)	--	--
(Benefit) provision for deferred taxes	(91)	(715)	1,635
Change in deferred policy acquisition costs, net of amortization	443	(1,818)	(747)
Payments to reinsurers, net	(12,676)	(9,563)	(31,129)
Change in assets and liabilities:
Accrued investment income	(32)	(149)	(386)
Future contract and policy benefits, net	14,211	2,618	819
(Payable to) receivable from parent and affiliates, net	(600)	209	(142)
Income taxes	(217)	758	(847)
Other assets and other liabilities, net	(59)	(1,095)	1,133

Net cash provided by (used for) operating activities	6,456	(4,023)	(26,156)

Cash flows from investing activities:
Purchase of debt securities	(21,205)	(31,474)	(31,982)
Proceeds from sales of debt securities	16,101	15,488	7,789
Proceeds from maturities and calls of debt securities	2,690	4,220	3,320
Capital expenditures	--	--	(33)

Net cash used for investing activities	(2,414)	(11,766)	(20,906)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	41,205	57,003	74,734
Deposits credited to fixed annuity contracts	4,707	11,903	17,226
Net transfers from separate account	40,106	43,311	100,698
Withdrawals from variable annuity contracts	(85,416)	(94,112)	(145,032)
Withdrawals from fixed annuity contracts	(4,242)	(2,668)	(674)

Net cash (used for) provided by financing activities	(3,640)	15,437	46,952

Net increase (decrease) in cash and cash equivalents	402	(352)	(110)

Cash and cash equivalents:
Beginning of year	1,185	1,537	1,647

End of year	$ 1,587	$ 1,185	$ 1,537

The accompanying notes are an integral part of the consolidated financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS

1. Organization and Nature of Business:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (FILI), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the Fidelity Variable Insurance Products Fund IV, the Universal Institutional Funds, the PBHG Insurance Series Funds, the Strong Variable Insurance Funds and the Credit Suisse Trust Funds, which are reported at the net asset value of such portfolios. Effective January 9, 2004, the Company closed the PBHG Insurance Series Funds and the Strong Variable Insurance Funds to new money.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain.

2. Summary of Significant Accounting Policies:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (GAAP).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income. Such amortization is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $1,573,000 and $989,000 at December 31, 2004 and 2003, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity contractholders. Fund administration fees represent administration fees charged to investment managers. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, variable annuity products with a guaranteed minimum death benefit (GMDB) feature (see Note 3 - Adoption of Statement of Position 03-01), the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 7.25% and estimates for mortality. For policies issued in 2003 and prior, the fixed income annuity product is accounted for as contractholder deposits, recognizing the immateriality of the life contingent contracts. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for the fixed portion of the variable income annuity product with minimal life contingencies. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

The costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issue and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the life time of the policy generally estimated as the level term period for the term life insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on EFILI's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

New Accounting Pronouncements

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

and for separate accounts. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $35,000 in the statements of income and comprehensive income.

In March 2004, the Financial Accounting Standards Board's ("FASB") Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

In December 2003, the FASB issued FASB Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities." This standard does not impact the Company's results of operations or financial position.

In November 2002, the FASB issued FASB Interpretation No. 45, "Guarantors Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". This standard does not impact the Company's results of operations or financial position.

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. Summary of Significant Accounting Policies (continued):

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $23,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company increased its GMDB reserve as SOP 03-01 required the used of a specified reserve methodology which is different than the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Increase in guaranteed minimum death benefit liability	$ (10)
Change in deferred acquisition cost	45
35

Provision for income taxes	12

Cumulative effect of change in accounting principle	$ 23

Guaranteed Minimum Death Benefits

The Company issues variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account in thousands:

Balance at January 1, 2004	$ 1,288
Unlocking of benefit ratio	(105)
Interest on reserve	76
Claims paid	(518)
Accrual of benefit ratio	309
Reserves on new issues	1

Balance at December 31, 2004	$ 1,051

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. Adoption of Statement of Position 03-01 (continued):

The reinsurance recoverables associated with GMDB were $961,000 and $1,155,000 at December 31, 2004 and Janauary 1, 2004, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2004 and December 31, 2003. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. Investments:

The components of net investment income were as follows:

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

There were no realized investment losses as a result of other than temporary impairments for 2004, 2003, and 2002, respectively. There were no debt securities that were non-income producing at December 31, 2004, 2003 and 2002, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. Investments (continued):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2003 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2004 and 2003.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. Investments (continued):

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. Investments (continued):

The amortized cost and fair value of debt securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

At December 31, 2004, and 2003, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2004, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $417,000 and $424,000, respectively. At December 31, 2003, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $402,000 and $448,000, respectively.

5. Fair Value of Financial Instruments:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. Fair Value of Financial Instruments (continued):

The estimated carrying amounts and fair values of the financial instruments were as follows:

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. Income Taxes:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. Income Taxes (continued):

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2003 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

Income taxes were 24.7%, 18.1%, and 40.2% of pretax earnings in 2004, 2003 and 2002 respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

The Company paid FILI federal and state income taxes of $1,900,000, $1,172,000 and $1,331,000 in 2004, 2003 and 2002, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. Stockholder's Equity and Dividend Restrictions:

Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2004, 2003 and 2002, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. Stockholder's Equity and Dividend Restrictions (continued):

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

In the New York State Insurance Department First Amendment to Regulation 172, as of January 1, 2002, the State of New York allows the recognition of gross deferred tax assets as admitted assets by insurance companies domiciled in the state of New York. The effect of adoption of the amendment on the Company's statutory surplus was an increase of approximately $609,000 as of January 1, 2002, the result of recording a deferred tax asset.

8. Affiliated Company Transactions:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $1,748,000, $2,119,000 and $2,691,000 in 2004, 2003 and 2002, respectively.

The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR Corp. and its subsidiaries $2,180,000, $2,230,000 and $2,140,000 in 2004, 2003 and 2002, respectively, for such services. The Company has an agreement with Fidelity Management Trust Company (FMTC) under which FMTC provides investment management and advisory services to the Company. The Company paid FMTC $234,000, $229,000 and $152,000 in 2004, 2003 and 2002, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $87,000, $72,000 and $59,000 were charged to the Company in 2004, 2003 and 2002, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. Affiliated Company Transactions (continued):

FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $190,000, $217,000 and $173,000 in 2004, 2003 and 2002, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $5,000, $13,000 and $18,000 in 2004, 2003 and 2002, respectively.

9. Underwriting, Acquisition and Insurance Expenses:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2004, 2003 and 2002, the Company adjusted amortization by ($479,000), ($2,494,000) and $992,000 respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. Reinsurance:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into two 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2004). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.25% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements for the years ended December 31 was as follows:

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in trust.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. Reinsurance (continued):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

11. Commitments and Contingencies:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B.There are no financial statements included in Part A, other than Accumulation Unit Values.

Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2004.

Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2004 and 2003.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2004 and 2003.

Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2004 and 2003.

Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2004 and 2003.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2004 and 2003.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)Exhibits

(1)Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)Not Applicable.

(3) (a)Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a)Specimen Variable Annuity Contract. (Note 1)

(b)Endorsement for Unisex Contract. (Note 1)

(c)Endorsement for Qualified Contracts. (Note 1)

(5) (a)Application for Variable Annuity Contract. (Note 1)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued is filed herewith.

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith.

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 4)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(15)Powers of Attorney (Note 3)

(a) Power of Attorney for Lena Goldberg. (Note 7)

(b) Power of Attorney for Allan Brandon. (Note 5)

(c) Power of Attorney for Richard A. Spillane, Jr. (Note 8)

(d) Power of Attorney for Joseph F. Hope III (Note 9)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 4 to this Registration Statement filed April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 8 to this Registration Statement filed January 19, 1999.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed September 25, 2003.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement No. 33-42376, filed on April 24, 2001, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 9) Incorporated by reference from Post-Effective Amendment No. 14 to Registration Statement No. 33-42376, filed on April 25, 2003, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

RICHARD A. SPILLANE, JR., Director
LENA G. GOLDBERG, Director
CLARE S. RICHER, Director
ALLAN BRANDON, Director
DAVID C. WEINSTEIN, Director
RODNEY R. ROHDA, Director
PETER JOHANNSEN, Director
MALCOLM MACKAY, Director
FLOYD L. SMITH, Director
ALBERT FRANCKE, Director
JAMES C. CURVEY, Director
KAREN HAMMOND, Director

The addresses of Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Executive Officers Who Are not Directors

DAVID J. PEARLMAN, Vice President, Secretary and General Counsel

JOSEPH F. HOPE III, Treasurer

The principal business address of David J. Pearlman and Joseph F. Hope III is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of January 31, 2004, there were 1,029 Qualified Contracts and 12,340 Non-qualified Contracts outstanding.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Jeffrey Carney	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Ellyn A. McColgan		Director
	Jeffrey Carney		Chief Executive Officer and President
	Gerard McGraw		Chief Operating Officer
	Michael J. Sonier		Chief Financial Officer
	Jay Lanigan		Executive Vice President
	Thomas Cmejla		Vice President, Real Estate
	Dean E. Loveridge		Vice President, Risk Operations
	Marie McDermott		Vice President, Real Estate
	Jamison Mark		Vice President, Real Estate
	Roger T. Servison		Vice President, Electronic Access Membership
	Tami R. Rush		Treasurer
	J. Gregory Wass		Assistant Treasurer
	Jeffrey R. Larsen		Secretary and General Counsel
	Jay Freedman		Assistant Secretary
	Richelle S. Kennedy		Assistant Secretary
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Michael Toland		Compliance Registered Options Principal

(c) No Commissions or other compensation were received by the principal underwriter.

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2003, 2002, and 2001 were $2,110,699, $2,038,171 and $2,038,171 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 30th day of June, 2005.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	*	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/David J. Pearlman
	Clare S. Richer			David J. Pearlman
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of June, 2005.

Signature	Title
*	)
Clare S. Richer	President and Director	)
)
*	)
Joseph F. Hope III	Treasurer	)
)
*	)
Albert Francke	Director	)
)
*	)
Lena G. Goldberg	Director	)
)	By:	/s/ David J. Pearlman
)	David J. Pearlman
*	Director	)	(Attorney-in-Fact)*
James C. Curvey	)
)
)
*	)
Peter G. Johannsen	Director	)
)
*	)
Rodney R. Rohda	Director	)
)
*	)
Malcolm MacKay	Director	)
)
*	)
Richard A. Spillane, Jr.	Director	)
)	By:	/s/David J. Pearlman
*	)	David J. Pearlman
Allan Brandon	Director	)	(Attorney-in-Fact)*
)
*	)
Floyd L. Smith	Director	)
)
*	)
David Weinstein	Director	)
)
*	)
Karen Hammond	Director	)